UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of August 31, 2005  (Unaudited)
--------------------------------------------------------------------------------


Scudder-Dreman Mid Cap Value Fund

                                                           Shares      Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Common Stocks 99.3%
--------------------------------------------------------------------------------

Consumer Discretionary 8.8%

Automobiles 0.8%
Harley-Davidson, Inc.                                          600        29,556

Hotels Restaurants & Leisure 1.0%
GTECH Holdings Corp.                                         1,200        34,296

Household Durables 1.0%
Mohawk Industries, Inc.*                                       400        34,152

Specialty Retail 5.3%
AutoZone, Inc.*                                                500        47,250
Mettler-Toledo International, Inc.*                            700        35,280
Sherwin-Williams Co.                                         1,100        50,996
TJX Companies, Inc.                                          2,300        48,093
                                                                         -------
                                                                         181,619

Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.*                                       500        23,200

Consumer Staples 6.7%

Food Products 3.0%
Archer-Daniels-Midland Co.                                   1,200        27,012
Del Monte Foods Co.*                                         3,200        34,592
Tyson Foods, Inc. "A"                                        2,200        39,116
                                                                         -------
                                                                         100,720

Tobacco 3.7%
Loews Corp - Carolina Group                                    800        30,888
Reynolds American, Inc.                                        400        33,576
Universal Corp.                                                600        24,972
UST, Inc.                                                      900        38,304
                                                                         -------
                                                                         127,740

Energy 17.0%

Oil, Gas and Consumable Fuels
Amerada Hess Corp.                                             200        25,420
Anadarko Petroleum Corp.                                       400        36,348
Apache Corp.                                                   500        35,810
Chesapeake Energy Corp.                                      1,900        60,059
ConocoPhillips                                               1,200        79,128
Houston Exploration Co.*                                       600        35,340
Murphy Oil Corp.                                               400        21,860
Newfield Exploration Co.*                                      750        35,415
Noble Energy, Inc.                                             300        26,442
Occidental Petroleum Corp.                                     400        33,212
Pioneer Natural Resources Co.                                  500        24,700
Pogo Producing Co.                                             850        47,600
Sunoco, Inc.                                                   500        36,350
Tesoro Corp.                                                   750        43,350
Valero Energy Corp.                                            400        42,600
                                                                         -------
                                                                         583,634

Financials 25.0%

Banks 5.9%
Bank of America Corp.                                        1,200        51,636
Commercial Capital Bancorp, Inc.                             1,400        25,102
First Horizon National Corp.                                   600        23,448
Marshall & Ilsley Corp.                                        700        30,639
R&G Financial Corp. "B"                                      1,100        16,643
Wachovia Corp.                                               1,100        54,582
                                                                         -------
                                                                         202,050

Capital Markets 5.1%
Bear Stearns Companies, Inc.                                   400        40,200
Eaton Vance Corp.                                            1,000        25,570
Morgan Stanley                                                 800        40,696
T. Rowe Price Group, Inc.                                      400        25,200
The Goldman Sachs Group, Inc.                                  400        44,472
                                                                         -------
                                                                         176,138

Diversified Financial Services 3.7%
CIT Group, Inc.                                              1,300        58,864
Doral Financial Corp.                                        1,200        17,208
Nuveen Investments "A"                                         800        30,080
The PMI Group, Inc.                                            500        20,230
                                                                         -------
                                                                         126,382

Insurance 4.5%
Ambac Financial Group, Inc.                                    400        27,432
American International Group, Inc.                             500        29,600
Cincinnati Financial Corp.                                   1,100        45,078
Ohio Casualty Corp.                                          1,100        27,786
Willis Group Holdings Ltd.                                     700        24,500
                                                                         -------
                                                                         154,396

Real Estate 5.8%
Aames Investment Corp. (REIT)                                4,500        33,165
KKR Financial Corp. (REIT)                                   2,100        49,119
Novastar Financial, Inc. (REIT)                              1,600        54,784
Ventas, Inc. (REIT)                                          2,000        62,300
                                                                         -------
                                                                         199,368

Health Care 16.5%

Health Care Equipment & Supplies 5.6%
Beckman Coulter, Inc.                                          900        50,211
Biomet, Inc.                                                   900        33,201
Fisher Scientific International, Inc.*                         800        51,584
Hillenbrand Industries, Inc.                                   300        14,931
Thermo Electron Corp.*                                       1,500        41,850
                                                                         -------
                                                                         191,777

Health Care Providers & Services 9.9%
Cardinal Health, Inc.                                        1,200        71,532
Caremark Rx, Inc.*                                           1,700        79,441
Medco Health Solutions, Inc.*                                1,600        78,832
Quest Diagnostics, Inc.                                      1,400        69,972
Triad Hospitals, Inc.*                                         800        38,512
                                                                         -------
                                                                         338,289

Pharmaceuticals 1.0%
Biovail Corp.*                                               2,000        35,880

Industrials 14.3%

Aerospace & Defense 1.4%
Alliant Techsystems, Inc.*                                     600        46,158

Commercial Services & Supplies 2.3%
R.R. Donnelley & Sons Co.                                    1,300        48,568
West Corp.*                                                    800        30,992
                                                                         -------
                                                                          79,560

Electrical Equipment 2.8%
AMETEK, Inc.                                                   800        32,232
Cooper Industries Ltd. "A"                                     500        33,220
General Cable Corp.*                                         2,000        31,380
                                                                         -------
                                                                          96,832

Machinery 6.2%
Eaton Corp.                                                    500        31,960
Ingersoll-Rand Co., Ltd. "A"                                   450        35,829
ITT Industries, Inc.                                           300        32,736
PACCAR, Inc.                                                   500        35,040
Parker Hannifin Corp.                                          500        32,220
Timken Co.                                                   1,500        44,055
                                                                         -------
                                                                         211,840

Road & Rail 1.6%
CSX Corp.                                                      400        17,572
Laidlaw International, Inc.                                  1,500        37,125
                                                                         -------
                                                                          54,697

Information Technology 4.1%

Computers & Peripherals 0.5%
Diebold, Inc.                                                  300        14,400

IT Consulting & Services 2.1%
Convergys Corp.*                                             1,300        18,486
DST Systems, Inc.*                                           1,000        53,700
                                                                         -------
                                                                          72,186

Software 1.5%
Siebel Systems, Inc.                                         3,000        24,750
Symantec Corp.*                                              1,300        27,274
                                                                         -------
                                                                          52,024

Materials 4.5%

Chemicals 2.0%
Scotts Miracle-Gro Co. "A"*                                    400        32,792
Sigma-Aldrich Corp.                                            600        37,440
                                                                         -------
                                                                          70,232

Metals & Mining 2.5%
Companhia Vale do Rio Doce (ADR)                               500        17,195
Inco Ltd.                                                      800        33,864
NS Group, Inc.*                                                800        33,296
                                                                         -------
                                                                          84,355

Utilities 2.4%

Electric Utilities 1.1%
PPL Corp.                                                      600        19,176
Progress Energy, Inc.                                          400        17,436
                                                                         -------
                                                                          36,612

Gas Utilities 0.8%
Southern Union Co.*                                          1,150        28,313

Multi-Utilities 0.5%
PG&E Corp.                                                     500        18,760
--------------------------------------------------------------------------------
Total Common Stocks (Cost $3,414,777)                                  3,405,166

--------------------------------------------------------------------------------
    Cash Equivalents 3.2%
--------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.54%  (a)
  (Cost $109,529)                                          109,529       109,529

                                                            % of
                                                        Net Assets     Value ($)
                                              ---------------------------------
Total Investment Portfolio (Cost $ 3,524,306)              102.5      3,514,695
Other Assets and Liabilities, Net                           (2.5)       (86,636)
--------------------------------------------------------------------------------

Net Assets                                               100.0         3,428,059

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

*   Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman Mid Cap Value Fund, a series
                                    of Scudder Value Series, Inc.


By:                                 /s/Vincent J. Esposito
                                    --------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder-Dreman Mid Cap Value Fund, a series
                                    of Scudder Value Series, Inc.


By:                                 /s/Vincent J. Esposito
                                    --------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005